Office Lease - Right Of Use Asset And Lease Liability (Details Narrative) - CAD ($)	12 Months Ended
	Jul. 31, 2021	May 01, 2021	Jul. 31, 2020
Lease liability as at July 30, 2021	$ 48,799	$ 49,475	$ 0
Lease expiration date	Apr. 29, 2026
Undiscounted value of lease liability		$ 67,486
Lease liability, discount rate		12.00%